Schedule of financial information for significant subsidiaries (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 82,532,410		$ 82,532,410		$ 103,361,724
Non-current assets	32,432,102		32,432,102		38,128,708
Current liabilities	(136,664,051)		(136,664,051)		(173,862,148)
Non-current liabilities	(1,035,407)		(1,035,407)		(3,813,583)
Revenue	11,259,716	$ 12,736,547	35,370,503	$ 39,901,966
Net (loss) income	$ (4,961,006)	$ (3,830,445)	$ (11,810,167)	$ (10,911,259)
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets					103,361,724	$ 121,206,663	[1]
Non-current assets					38,128,708	39,383,831	[1]
Current liabilities					(173,862,148)	(172,652,016)	[1]
Non-current liabilities					(3,813,583)	(9,715,909)	[1]
Revenue					53,255,361	55,500,917
Net (loss) income					(15,306,550)	(16,678,135)
Subsidiaries [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets					119,483,614	138,666,772
Non-current assets					8,145,689	7,578,365
Current liabilities					109,261,136	121,931,207
Non-current liabilities					2,566,977	3,156,719
Revenue					58,493,819	60,052,470
Net (loss) income					$ (3,810,481)	$ (2,550,363)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.